20. Employees benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fair value of the plan's assets, beginning	R$ 2,168,436	R$ 1,931,380
Expected return on the plan assets	192,965	179,449	R$ 183,689
Expected Company's contributions	36,968	36,199
Expected participants' contributions	38,391	36,336
Benefits paid	(129,549)	(128,797)
Actuarial gains/(losses) included in other comprehensive income (loss)	445,206	113,869	52,083
Fair value of the plan's assets, ending	2,752,417	2,168,436	1,931,380
(Deficit)/Surplus	(3,360,932)	(2,970,009)
G1 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fair value of the plan's assets, beginning	2,168,436	1,931,380
Expected return on the plan assets	192,965	179,449	183,689
Expected Company's contributions	36,968	36,199
Expected participants' contributions	38,391	36,336
Benefits paid	(129,549)	(128,797)
Actuarial gains/(losses) included in other comprehensive income (loss)	445,206	113,869	52,083
Fair value of the plan's assets, ending	2,752,417	2,168,436	1,931,380
(Deficit)/Surplus	(314,677)	(363,902)
G0 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fair value of the plan's assets, beginning	0	0
Expected return on the plan assets	0	0	0
Expected Company's contributions	0	0
Expected participants' contributions	0	0
Benefits paid	0	0
Actuarial gains/(losses) included in other comprehensive income (loss)	0	0	0
Fair value of the plan's assets, ending	0	0	R$ 0
(Deficit)/Surplus	R$ (3,046,255)	R$ (2,606,107)